Fair Value Measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2020	May 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Temporary equity stock issued during the period shares new issues		2,232,143
Temporary equity issue price per share						$ 2.78	$ 2.24	$ 1
Fair Value measurement gain loss						$ 13,500
Fair value, measurement recurring basis, liability, transfers, net				$ 0	$ 0	0
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure				$ 0	$ 0	$ 0
Series A Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, fair value disclosure	$ 2,500
Temporary equity stock issued during the period shares new issues	20,424,108	20,424,108	20,424,108
Temporary equity issue price per share	$ 2.24
Share price	$ 2.12